UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5930

Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5% (3.7% of Total Investments)
$ 505	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 469,105
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	2,153,940
	Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	7,335,607
	Bonds, Series 2007A-2, 0.000%, 6/01/37
15,640	Total Consumer Staples			9,958,652
	Education and Civic Organizations – 11.7% (7.9% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	147,093
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	115,481
150	5.000%, 11/01/25	11/15 at 100.00	A2	154,271
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,836,378
	Institutes, Series 2001, 5.500%, 10/01/21
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,547,082
	Tender Option Bond Trust 1065, 9.176%, 3/01/33 (IF)
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	Aa2	5,023,497
	AMBAC Insured
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	2,798,370
	Aquarium of the South Pacific, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	3,350,440
	5.000%, 9/01/34
2,000	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	2,178,978
	AMBAC Insured (UB)
21,525	Total Education and Civic Organizations			21,151,590
	Health Care – 20.7% (14.0% of Total Investments)
7,885	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA+	7,688,348
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	356,040
	Series 2006, 5.000%, 4/01/37
6,385	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007,	11/16 at 100.00	AA–	6,162,994
	5.250%, 11/15/46 (UB)
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	969,550
	2010A, 5.750%, 7/01/40
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,403,639
	of Central California, Series 2007, 5.250%, 2/01/46
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB	3,773,360
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	898,280
1,175	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,103,572
	Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,761,687
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,371,409
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	3,756,025
	2005A, 5.000%, 11/15/43 (UB)
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA+	901,050
	System, Trust 2554, 18.054%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	946,870
	2005A, 5.000%, 12/01/23
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,947,103
	2008A, 8.250%, 12/01/38
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	2,770,660
	6.000%, 11/01/41
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,550,048
	2009E, 5.000%, 5/15/38
38,770	Total Health Care			37,360,635
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
1,150	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,113,810
	Series 2010A, 6.400%, 8/15/45
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	1,501,050
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/11 at 100.00	AAA	3,917,662
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
6,565	Total Housing/Multifamily			6,532,522
	Housing/Single Family – 1.2% (0.8% of Total Investments)
300	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	305,265
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,070	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	1,915,515
	5.200%, 12/01/32 (Alternative Minimum Tax)
2,370	Total Housing/Single Family			2,220,780
	Industrials – 0.7% (0.5% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,244,687
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 4.0% (2.7% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	2,953,650
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,165,920
	Project, Series 2007, 5.250%, 12/01/27
7,500	Total Long-Term Care			7,119,570
	Tax Obligation/General – 18.6% (12.5% of Total Investments)
3,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	3,207,180
500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	513,730
5,750	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	6,034,913
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	A	3,670,097
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AA+	1,509,480
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA+	3,006,144
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	1,834,191
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	2,698,420
	2001A, 5.750%, 8/01/30 – NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA	15,932
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA	21,267
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	331,825
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AA+	4,458,200
	Series 2003E, 5.250%, 7/01/22 – AGM Insured
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	1,992,894
	Bond Trust 3646, 17.571%, 8/01/17 (IF)
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,656,038
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,515,600
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
34,590	Total Tax Obligation/General			33,465,911
	Tax Obligation/Limited – 36.3% (24.4% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	A2	5,048,935
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A2	1,623,416
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,132,056
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,035,970
	2009G-1, 5.750%, 10/01/30
1,295	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,437,074
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	386,648
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,043,673
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,767,460
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	3/11 at 101.00	AA+	2,547,900
	5.000%, 9/01/20 – AGM Insured
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	940,887
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	1,547,945
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	168,054
425	5.125%, 9/01/36	9/16 at 100.00	N/R	372,980
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	631,983
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	9,606,100
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	3,644,600
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA+	1,433,934
	Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	A	2,969,295
	8/01/37 – NPFG Insured
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding Series	3/14 at 100.00	N/R	821,420
	2004, 5.000%, 3/01/32 – RAAI Insured
1,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	1,459,065
	Refunding Series 2010, 5.875%, 3/01/32
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	A	999,980
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	304,934
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,195,935
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A2	1,437,992
	6.000%, 10/01/39
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
290	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	315,769
710	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	614,796
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	431,624
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,073,240
	5.400%, 11/01/20 – NPFG Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	A–	4,357,200
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	698,325
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	6/13 at 100.00	A	2,735,802
1,500	5.000%, 6/01/21 – NPFG Insured	6/13 at 100.00	A	1,515,660
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – AGM Insured	9/12 at 102.00	AA+	2,032,860
4,015	5.000%, 9/01/24 – AGM Insured	9/12 at 102.00	AA+	4,062,578
68,255	Total Tax Obligation/Limited			65,396,090
	Transportation – 11.3% (7.6% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,446,245
	2006F, 5.000%, 4/01/31 (UB)
1,935	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,104,854
	2008, Trust 3211, 13.319%, 10/01/32 (IF)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/19 at 100.00	AA	772,050
	Option Bond Trust 2985, 17.760%, 4/01/39 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,333,470
	Bonds, Series 1999, 5.875%, 1/15/29
8,485	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/11 at 100.00	A	8,487,630
1,200	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	1,207,260
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured
20,300	Total Transportation			20,351,509
	U.S. Guaranteed – 11.8% (8.0% of Total Investments) (4)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	6,340,719
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
900	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,027,692
	(Pre-refunded 7/01/14)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,412,080
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,422,040
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,291,440
	7/01/36 (Pre-refunded 7/01/12)
800	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1 (4)	815,343
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 (Pre-refunded 5/01/11) –
	FGIC Insured
18,060	Total U.S. Guaranteed			21,309,314
	Utilities – 11.5% (7.8% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/10 at 100.00	N/R	3,810,134
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,107,429
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	776,620
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA+	510,130
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	618,382
	9/01/31 – SYNCORA GTY Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	11,427,075
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,047,580
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AA+	519,740
	2002Q, 5.250%, 8/15/22 – AGM Insured
20,240	Total Utilities			20,817,090
	Water and Sewer – 11.4% (7.7% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AA+	1,025,780
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA+	2,371,800
	Option Bond Trust 3152, 17.340%, 8/01/33 – AGC Insured (IF)
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AA+	2,417,950
	10/01/31 – AGM Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	5,281,106
	5.250%, 7/01/20 – NPFG Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/11 at 100.00	BBB	2,227,575
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	4,632,684
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	A	1,717,561
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	914,155
	Project, Series 2003, 5.625%, 7/01/43
20,500	Total Water and Sewer			20,588,611
$ 275,565	Total Investments (cost $271,103,359) – 148.3%			267,516,961
	Floating Rate Obligations – (5.6)%			(10,135,000)
	Other Assets Less Liabilities – 1.8%			3,395,577
	Auction Rate Preferred Shares, at Liquidation Value – (44.5)% (6)			(80,350,000)
	Net Assets Applicable to Common Shares – 100%			$ 180,427,538

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$267,516,961	$ —	$267,516,961

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $260,772,030.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 7,567,046
Depreciation	(10,957,974)
Net unrealized appreciation (depreciation) of investments	$ (3,390,928)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after
December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007;
(2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011